Parent Company Only, Statements of Condition (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets [Abstract]
Securities available for sale	$ 863,754	$ 912,092
Other assets	82,430	64,402
Total assets	4,521,452	4,346,613
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	28,406	23,776
Total liabilities	4,159,639	3,987,815
Shareholders' equity	361,813	358,798	338,516	255,440
Total liabilities and shareholders' equity	4,521,452	4,346,613
TrustCo Bank Corp NY [Member]
Assets [Abstract]
Cash in subsidiary bank	15,263	12,950
Investments in subsidiaries	352,717	351,704
Securities available for sale	10	10
Other assets	227	178
Total assets	368,217	364,842
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	6,404	6,044
Total liabilities	6,404	6,044
Shareholders' equity	361,813	358,798
Total liabilities and shareholders' equity	$ 368,217	$ 364,842